Venezuelan Operations	12 Months Ended
Dec. 31, 2012
Venezuelan Operations [Abstract]
Venezuelan Operations

21. Venezuelan operations

     The Company conducts business in Venezuela where currency restrictions exist, limiting the Company's ability to access cash through repatriations at the government's official exchange rate. The Company's access to these funds remains available for use within this jurisdiction and is not restricted. The official exchange rate is established by the Central Bank of Venezuela and the Venezuelan Ministry of Finance and the acquisition of foreign currency at the official exchange rate by Venezuelan companies to pay foreign debt or dividends is subject to a registration and approval process by the relevant Venezuelan authorities. Since these restrictions are in place, the Company has not been able to access to the official exchange rate to pay royalties nor dividends.

     In June, 2010, the Central Bank introduced a newly regulated foreign currency exchange system (SITME), pursuant to which companies could acquire, with certain limits, U.S. dollars at an exchange rate of 5.30 Venezuelan Bolívares Fuertes per U.S. dollar. As the Company has had access to this system since it was implemented, the Company has used the new regulated rate to remeasure transactions and balances denominated in local currency. See Note 27 for details of changes occurred after year-end. Before June 2010, the Company used an average exchange rate applicable to bond-based exchange transactions, which was 6.96 Bolívares Fuertes per U.S. dollar for the period from January 1, 2010 through May 31, 2010.

     Revenues and operating income of the Venezuelan operations were $349,570 and $45,164, respectively, for fiscal year 2012; $278,639 and $31,789, respectively, for fiscal year 2011; and $184,657 and $18,699, respectively, for fiscal year 2010.

     During fiscal years 2012, 2011 and 2010, the Company performed through its subsidiaries several transactions in promissory notes amounting to Bolivares Fuertes 119.7 million, 50.0 million and 20.0 million, respectively, pursuant to which it acquired $13,189, $5,535 and $2,409, respectively. As a result of these transactions, the Company recognized exchange losses amounting to $9,382, $3,899 and $ 1,364 during fiscal years 2012, 2011 and 2010, respectively.